16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Balance Sheets
Balance Sheets

December 31, 2014 and 2013
(Dollars in thousands)

Assets	2014	2013

Cash	$745	12,879
Interest-bearing time deposit	1,000	-
Investment in subsidiaries	116,076	102,113
Investment securities available for sale	1,235	1,721
Other assets	245	273

Total assets	$119,301	116,986

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Liabilities	17	12,648
Shareholders' equity	98,665	83,719

Total liabilities and shareholders' equity	$119,301	116,986

Statements of Earnings
Statements of Earnings

For the Years Ended December 31, 2014, 2013 and 2012
(Dollars in thousands)

Revenues:	2014	2013	2012

Interest and dividend income	$2,718	13,576	113

Total revenues	2,718	13,576	113

Expenses:

Interest	389	398	438
Other operating expenses	527	159	476

Total expenses	916	557	914

Income/(Loss) before income tax benefit and equity in
undistributed earnings of subsidiaries	1,802	13,019	(801)

Income tax benefit	239	84	166

Income/(Loss) before equity in undistributed
earnings of subsidiaries	2,041	13,103	(635)

Equity in undistributed earnings (loss) of subsidiaries	7,347	(6,412)	6,428

Net earnings	$9,388	6,691	5,793

Statements of Cash Flows

Statements of Cash Flows

For the Years Ended December 31, 2014, 2013 and 2012
(Dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:

Net earnings	$9,388	6,691	5,793
Adjustments to reconcile net earnings to net
cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(7,347)	6,412	(6,428)
Impairment of investment securities	-	-	-
Change in:
Other assets	28	(73)	-
Accrued income	(5)	-	11
Accrued expense	1	27	41
Other liabilities	(108)	108	-

Net cash provided (used) by operating activities	1,957	13,165	(583)

Cash flows from investing activities:

Proceeds from maturities of investment securities available for sale	500	1	-
Net change in interest-bearing time deposit	(1,000)	800	14,200

Net cash provided by investing activities	(500)	801	14,200

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	-	(734)	(1,023)
Cash dividends paid on common stock	(1,022)	(677)	(1,003)
Preferred stock and warrant repurchase	(12,524)	-	(12,122)
Stock repurchase	(82)	-	-
Proceeds from exercise of stock options	37	-	539

Net cash used by financing activities	(13,591)	(1,411)	(13,609)

Net change in cash	(12,134)	12,555	8

Cash at beginning of year	12,879	324	316

Cash at end of year	$745	12,879	324

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$8	77	(46)
Accrued redemption of Series A Preferred Stock	-	12,632	-